Supplement dated February 25, 2013

to Prospectus dated July 30, 2012

Effective February 25, 2013, the principal executive offices for Tweedy, Browne Fund Inc. and Tweedy, Browne Company LLC, the investment adviser for each of the Tweedy, Browne Funds, have moved to One Station Place, Stamford, CT 06902. You should continue to use the same telephone number, 1-800-432-4789, and send investments, redemption requests and other correspondence to:

By Mail: Tweedy, Browne Fund Inc. P.O. Box 9805 Providence, RI 02940-8005	By Overnight Delivery: Tweedy, Browne Fund Inc. 4400 Computer Drive Westborough, MA 01581

Supplement dated February 25, 2013

to Statement of Additional Information dated July 30, 2012

Effective February 25, 2013, the principal executive offices for Tweedy, Browne Fund Inc. and Tweedy, Browne Company LLC, the investment adviser for each of the Tweedy, Browne Funds, have moved to One Station Place, Stamford, CT 06902. You should continue to use the same telephone number, 1-800-432-4789, and send investments, redemption requests and other correspondence to:

By Mail: Tweedy, Browne Fund Inc. P.O. Box 9805 Providence, RI 02940-8005	By Overnight Delivery: Tweedy, Browne Fund Inc. 4400 Computer Drive Westborough, MA 01581